Related parties	12 Months Ended
Dec. 31, 2024
Related parties
Related parties

Note 34      Related parties

Controlling interest

The main shareholders of GeoPark Limited as of December 31, 2024, based on Schedules 13F and 13G filed with the SEC, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	8,817,251	17.21%
Renaissance Technologies LLC (b)	3,176,376	6.20%
Socoservin Overseas SPF S.à.r.l. (c)	2,889,315	5.64%
Cobas Asset Management, SGIIC, SA (d)	2,490,017	4.86%
Other shareholders	33,874,328	66.09%
	51,247,287	100.00%
(a)	Held by James F. Park directly and indirectly through GoodRock, LLC and Spark Resources LLC, which are controlled by Mr. Park. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. Park’s most recent Schedule 13G filed with the SEC on February 14, 2025.
(b)	The information set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13F filed with the SEC on February 13, 2025.
(c)	The information set forth above and listed in the table is based solely on the disclosure set forth in Socoservin Overseas’ most recent Schedule 13G filed with the SEC on April 3, 2024. The percentage of outstanding common shares was calculated on the basis of GeoPark Limited outstanding shares as of December 31, 2024, and as such may not match the percentage in the aforementioned filing.
(d)	The information set forth above and listed in the table is based solely on the disclosure set forth in Cobas Asset Management’s most recent Schedule 13G filed with the SEC on February 18, 2025.

Balances outstanding and transactions with related parties

		Balances
	Transaction	at year
Account (Amounts in US$´000)	in the year	end	Related Party	Relationship
2024
To be recovered from co-venturers	—	9,740	Joint Operations	Joint Operations
To be paid to co-venturers	—	(1,829)	Joint Operations	Joint Operations
2023
To be recovered from co-venturers	—	8,630	Joint Operations	Joint Operations
To be paid to co-venturers	—	(522)	Joint Operations	Joint Operations
2022
To be recovered from co-venturers	—	8,750	Joint Operations	Joint Operations
To be paid to co-venturers	—	(2,815)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Former Non-Executive Director (a)
Administrative expenses	492	—	Pedro E. Aylwin	Former Executive Director (b)
(a)	Corresponding to consultancy services. Carlos Gulisano acted as a Director of the Company until July 2022.
(b)	Corresponding to wages and salaries acting as Director of Legal and Governance and fees for consultancy services. In addition, Aylwin, Mendoza, Luksic & Valencia Law firm, where Pedro Aylwin is a partner and has a participation through Asesorías e Inversiones A&P Ltda, provided general legal services to all the Chilean entities, in Chilean corporate, labor, environmental, regulatory, and commercial laws.

There have been no other transactions with the Board of Directors, Executive officers, significant shareholders or other related parties during the year besides the intercompany transactions which have been eliminated in the Consolidated Financial Statements, the normal remuneration of Board of Directors and other benefits informed in Note 11.